Debt (TUI Portfolio Acquisition Facility) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 item	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term Debt		$ 5,803,499,000	$ 6,111,165,000	[1]
AerCap Partners I [Member]
Debt Instrument [Line Items]
Ownership interest		50.00%
TUI Portfolio Acquisition Facility [Member]
Debt Instrument [Line Items]
Required Loan to collateral value ratio		43.00%
Number of aircraft financed		19
Credit facility, maximum borrowing capacity		448,600,000
Long-term Debt		188,393,000	262,302,000	[1]
Spread over reference rate		1.575%
Reference rate	One-month LIBOR
Prepayment fee percentage		1.00%
Threshold for prepayment fee		15,000,000
Debt Instrument, Collateral Amount		$ 300,000,000
TUI Portfolio Acquisition Facility [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Spread over reference rate		1.75%
B-737-800 [Member] | TUI Portfolio Acquisition Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Aircraft Collateral Number		11
B-757-200 [Member] | TUI Portfolio Acquisition Facility [Member]
Debt Instrument [Line Items]
Number of aircraft sold		6
B-767-300ER [Member] | TUI Portfolio Acquisition Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Aircraft Collateral Number		2

[1]	As of December 31, 2012, we remain in compliance with the respective financial covenants across the Company’s various debt obligations.